Cover	Jan. 24, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Bright Lights Acquisition Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on this Form 8-K/A for the Initial Public Offering date of January 11, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 15, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of January 11, 2021 on Form 8-K, as further described below.
Document Period End Date	Jan. 24, 2022
Entity File Number	001-39846
Entity Registrant Name	Bright Lights Acquisition Corp.
Entity Central Index Key	0001827328
Entity Tax Identification Number	85-3038614
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12100 Wilshire Blvd
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	421-1472
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	BLTSU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BLTS
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BLTSW
Security Exchange Name	NASDAQ